Submission	Jun. 09, 2026
Submission [Line Items]
Central Index Key	0001588084
Registrant Name	TANTECH HOLDINGS LTD
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A